NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - USD ($)		6 Months Ended
	Jun. 01, 2018	Nov. 30, 2021	Jun. 17, 2021	Apr. 15, 2021	Mar. 31, 2021	Jul. 19, 2019	Jul. 08, 2019	Jun. 20, 2018	Mar. 31, 2018
Debt Disclosure [Abstract]
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity	$ 1,265,751
Debenture Offering, Maximum		$ 5,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.4125	$ 0.4	$ 0.4	$ 1.1	$ 1.1	$ 1.1	$ 0.45	$ 1.25
Proceeds from Issuance of Debt		$ 250,000